SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
All inter-company transactions and balances have been eliminated upon consolidation.

Entity Name	Registered Location	Background	Ownership as of the September 30, 2017
ZK International	BVI	• Incorporated on May 13, 2015 • Registered capital of USD 50,000, not paid • A holding company with no operation activities itself for the years then ended	31.0% by HUANG Jian Cong 13.8% by WANG Ming Jie 13.8% by WANG Guo Lin 6.9% by WANG Jian Di 3.4% by WANG Yang Ming
ZK Pipe	Hong Kong	• Incorporated on May 28, 2015 • Registered capital of HKD 1,000,000, not paid • Have not commenced operations	100% by ZK International
Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015 • Registered capital of USD 20,000,000, not paid • Have not commenced operations	100% by ZK Pipe
Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001 • Registered capital of RMB100,000,000, RMB30,000,000 paid • Principally operated in manufacturing and sales of steel strip, steel pipe and fittings	99% by Wenzhou Weijia 1% by HUANG Jian Cong
Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999 • Registered capital of RMB 2,880,000, fully paid • Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang	100% by Zhejiang Zhengkang

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]	The relevant exchange rates are listed below:
	For the Fiscal Years Ended September 30
	2017	2016

Period Ended RMB: USD exchange rate	6.6545	6.6711
Period Average RMB: USD exchange rate	6.8126	6.5333

Advance to Suppliers and Advance from Customers [Table Text Block]
Changes of advances to suppliers for the years ended September 30, 2017 and 2016 are as follow:

Beginning balance	$3,251,295	$2,549,418
Less: products or services received	(31,770,719)	(20,841,688)
Add: payment to suppliers	38,149,942	21,543,565
Ending balance	$9,630,518	$3,251,295

Changes of advances from customers for the years ended September 30, 2017 and 2016 are as follow:

Beginning balance	$1,618,216	$333,476
Less: products or services delivered	(9,261,841)	(4,253,173)
Add: payment from customers	9,627,338	5,537,913
Ending balance	$1,983,713	$1,618,216

Property, Plant And Equipment Useful Life [Table Text Block]
Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	8-20 years
Furniture, fixtures, and equipment	3-10 years
Motor vehicles	5-10 years

Schedule Of Finite Lived Intangible Assets Useful Life [Table Text Block]
These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years